Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)		(b)		(c)		(c)	(d)	(e)	(f)		(g)
Year	Summary compensation table total for PEO*		Summary compensation table total for PEO**		Compensation actually paid to PEO*(7)		Compensation actually paid to PEO**(7)	Average Summary compensation table total for non-PEO NEOs(4)(7)	Average Compensation actually paid to non-PEO NEOs(4)(7)	Value of initial fixed $100 investment based on total share-holder return		Net loss (in thousands) (6)
2024	$—		$3,863,827	(1)	$—		$1,978,633	$1,520,277	$1,299,820	$33.85	(5)	$(18,462)
2023	$—		$1,331,955	(1)	$—		$697,403	$670,249	$499,391	$28.19	(5)	$(20,250)
2022	$1,682,705	(2)(3)	$1,871,433	(1)	$(63,279)	(2)(3)	$1,615,434	$393,531	$355,078	$65.00	(5)	$(19,164)
* For years in which more than one individual served as principal executive officer ("PEO") for different portions of the year, this column represents disclosure for the individual who served as PEO as of January 1 of such year.
** This column represents disclosure for the individual who served as PEO as of December 31 of each respective year.

Named Executive Officers, Footnote	Mr. Sekhri became CEO (PEO) on August 1, 2022, at which point Mr. Nelson transitioned to the role of executive vice president.Mr. Nelson became CEO (PEO) of vTv Therapeutics Inc. on March 29, 2022, at which point Ms. Prasad transitioned to serve as a strategic advisor to the Company until September 29, 2022. Mr. Nelson compensation for 2022 was $680,738 and compensation actually paid was $647,874.Ms. Prasad became CEO (PEO) of vTv Therapeutics Inc. on October 19, 2021, at which point Mr. Holcombe transitioned to serve as a strategic advisor to the Company until December 31, 2022. Ms. Prasad compensation for 2022 was $1,001,967 and compensation actually paid was $(711,153).The non-PEO NEOs reflected in columns (d) and (e) represent the following individuals for each fiscal year shown: 2024 and 2023 Mr. Tuch; 2022- Mr. Tuch and Mr. Brown.
Adjustment To PEO Compensation, Footnote	The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year::

	2024
	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2024 Summary Compensation Table	$3,863,827	$1,520,277
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(2,949,001)	(928,619)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	696,502	485,290
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	54,974	9,088
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	285,592	198,992
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	26,739	14,792
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	(1,885,193)	(220,457)
Compensation Actually Paid for Fiscal Year 2024	$1,978,633	$1,299,820

	2023
	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2023 Summary Compensation Table	$1,331,955	$670,249
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(499,317)	(108,970)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(135,235)	(61,888)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	(634,552)	(170,858)
Compensation Actually Paid for Fiscal Year 2023	$697,403	$499,391

	2022
	PEO			NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,871,433	$680,738	$1,001,967	$393,531
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,615,434	$647,874	$(711,153)	$355,078

Non-PEO NEO Average Total Compensation Amount	$ 1,520,277	$ 670,249	$ 393,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,299,820	499,391	355,078
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the amounts of “compensation actually paid” to our PEO and “average compensation actually paid” to our other NEOs, as calculated in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K the following adjustments were made to our PEO’s compensation and the average of our other NEO’s compensation as reported in the Summary Compensation Table for each year::

	2024
	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2024 Summary Compensation Table	$3,863,827	$1,520,277
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2024 Summary Compensation Table	(2,949,001)	(928,619)
Plus, Year-End Fair Value of Awards Granted in 2024 that are Outstanding and Unvested	696,502	485,290
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	54,974	9,088
Plus, Vesting Date Fair Value of Awards Granted in 2024 that Vested in 2024	285,592	198,992
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2024 (From Prior Year-End to Vesting Date)	26,739	14,792
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2024	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2024 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2024)	—	—
Total Adjustments	(1,885,193)	(220,457)
Compensation Actually Paid for Fiscal Year 2024	$1,978,633	$1,299,820

	2023
	PEO	NON-PEO NEOs
	Sekhri	Tuch
Total Compensation Reported in 2023 Summary Compensation Table	$1,331,955	$670,249
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2023 Summary Compensation Table	—	—
Plus, Year-End Fair Value of Awards Granted in 2023 that are Outstanding and Unvested	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	(499,317)	(108,970)
Plus, Vesting Date Fair Value of Awards Granted in 2023 that Vested in 2023	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2023 (From Prior Year-End to Vesting Date)	(135,235)	(61,888)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2023	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2023 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2023)	—	—
Total Adjustments	(634,552)	(170,858)
Compensation Actually Paid for Fiscal Year 2023	$697,403	$499,391

	2022
	PEO			NON-PEO NEOs
	Sekhri	Nelson	Prasad
Total Compensation Reported in 2022 Summary Compensation Table	$1,871,433	$680,738	$1,001,967	$393,531
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	(1,518,002)	(346,323)	—	(236,829)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	1,262,003	157,998	—	200,710
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—	(154,410)	(1,114)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	—	155,461	—	—
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	—	—	—	(1,220)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	—	(1,558,710)	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—	—	—
Total Adjustments	(255,999)	(32,864)	(1,713,120)	(38,453)
Compensation Actually Paid for Fiscal Year 2022	$1,615,434	$647,874	$(711,153)	$355,078

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Cumulative Return
As demonstrated by the following graph, the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the non-PEO NEOs is directionally aligned with the Company’s TSR over the three years presented in the table. This is because a significant portion of the “compensation actually paid” to the PEOs and to the non-PEO PEOs is comprised of equity awards.
The Company’s stock price has had the most profound impact on the change from the compensation reported in the “Summary Compensation Table.” Specifically, our stock price performance in 2024, 2023, and 2022 has resulted in a significant decline in the fair value of the Company’s TSR, as measured at the end of the applicable fiscal years, and particularly as of the end of fiscal year 2024.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Loss
As demonstrated by the following graph, the amount of “compensation actually paid” to the PEOs and the average amount of “compensation actually paid” to the non-PEO NEOs is not directionally aligned with the Company’s net loss over the four years presented in the table due to the weight placed on equity-based compensation in our pay mix, as well as the impact the Company’s stock price has had on the “compensation actually paid” amounts during the applicable fiscal years.

Total Shareholder Return Amount	$ 33.85	28.19	65.00
Net Income (Loss)	$ (18,462,000)	(20,250,000)	(19,164,000)
Additional 402(v) Disclosure	Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023, or 2022. The beginning of the measurement period for each year in the table is January 1, 2022.
	Represents the amount of net loss reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
Sekhri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,863,827	1,331,955	1,871,433
PEO Actually Paid Compensation Amount	$ 1,978,633	$ 697,403	1,615,434
PEO Name	Sekhri
Nelson and Prasad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,682,705
PEO Actually Paid Compensation Amount			(63,279)
Nelson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			680,738
PEO Actually Paid Compensation Amount			647,874
PEO Name		Nelson
Prasad [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,001,967
PEO Actually Paid Compensation Amount			$ (711,153)
PEO Name		Prasad	Prasad
Holcombe [Member]
Pay vs Performance Disclosure
PEO Name			Holcombe
PEO | Sekhri [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,885,193)	$ (634,552)	$ (255,999)
PEO | Sekhri [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,949,001)	0	(1,518,002)
PEO | Sekhri [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,502	0	1,262,003
PEO | Sekhri [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,974	(499,317)	0
PEO | Sekhri [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,592	0	0
PEO | Sekhri [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,739	(135,235)	0
PEO | Sekhri [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Sekhri [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Nelson [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,864)
PEO | Nelson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(346,323)
PEO | Nelson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			157,998
PEO | Nelson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nelson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			155,461
PEO | Nelson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nelson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Nelson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prasad [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,713,120)
PEO | Prasad [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prasad [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prasad [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(154,410)
PEO | Prasad [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prasad [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prasad [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,558,710)
PEO | Prasad [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,457)	(170,858)	(38,453)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(928,619)	0	(236,829)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	485,290	0	200,710
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,088	(108,970)	(1,114)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	198,992	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,792	(61,888)	(1,220)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0